CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities:
Net loss		$ (13,664)	$ (16,494)	$ (22,133)	$ (19,569)	$ (12,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		370	134	239	202	266
Amortization of intangible assets		2,505	764	1,608	0	0
Share-based compensation		1,047	955	1,328	993	833
Deferred taxes				0	316	(29)
Remeasurement of earnout liability		(2,500)	40	(315)	0	0
Interest income		(2)	(13)	(11)	0	0
Exchange rate fluctuations		29	24	(45)	79	0
Changes in assets and liabilities:
Trade receivables, net		(2,723)	(720)	(311)	(408)	99
Prepaid expenses, operating lease right-of-use assets and other assets		2,017	(849)	(531)	94	592
Inventories		(2,523)	(480)	(277)	(117)	432
Trade payables		(77)	1,895	1,037	566	(884)
Employees and payroll accruals		(552)	(347)	(14)	140	275
Deferred revenues		(351)	(23)	(269)	(34)	74
Operating lease liabilities and other liabilities		(1,325)	(1,069)	(973)	(153)	(391)
Net cash used in operating activities		(17,749)	(16,183)	(20,667)	(17,891)	(11,469)
Cash flows used in investing activities:
Purchase of property and equipment		0	(2)	(81)	(25)	(47)
Acquisition of a business, net of cash acquired		0	(18,068)	(18,068)	0	0
Net cash used in investing activities		0	(18,070)	(18,149)	(25)	(47)
Cash flows from financing activities:
Issuance of ordinary shares in a private placement, net of issuance expenses paid in the amount of $3,679	[1]			0	0	36,321
Issuance of ordinary shares in a “registered direct” offering, net of issuance expenses in the amount of $3,215	[1]			0	0	28,131
Exercise of pre-funded warrants and warrants	[1],[2]			0	0	15,060
Purchase of treasury shares		0	(992)	(992)	(2,500)	0
Net cash used in financing activities		0	(992)	(992)	(2,500)	79,512
Effect of Exchange rate changes on Cash, Cash Equivalents and Restricted Cash		(29)	(24)	45	(79)	0
Decrease in cash, cash equivalents, and restricted cash		(17,778)	(35,269)	(39,763)	(20,495)	67,996
Cash, cash equivalents, and restricted cash at beginning of period		28,792	68,555	68,555	89,050	21,054
Cash, cash equivalents, and restricted cash at end of period		11,014	33,286	28,792	68,555	89,050
Supplemental disclosures of non-cash flow information
Classification of other current assets to property and equipment, net				0	22	34
Classification of inventory to property and equipment, net		325	194	481	67	32
Amounts related to shares re-purchase not yet paid				0	142	0
ROU assets obtained from new lease liabilities		0	513	513	0	0
Supplemental cash flow information:
Cash and cash equivalents		10,653	32,590
Restricted cash included in other long-term assets		361	696
Cash paid for income taxes				126	113	40
Cash received from interest				1,341	0	0
Cash and cash equivalents				28,083	67,896	88,337
Restricted cash included in other long-term assets				709	659	713
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents		$ 11,014	$ 33,286	$ 28,792	$ 68,555	$ 89,050

[1]	See Note 9a.
[2]	See Note 9f.